CONTENT ASSETS	12 Months Ended
Dec. 31, 2021
CONTENT ASSETS
CONTENT ASSETS

11. CONTENT ASSETS

Content assets as of December 31, 2020 and 2021 consisted of the following:

	2020	2021	2020
	RUB	RUB	$
Licensed content, net
Released licensed content, net	5,882	7,840	105.5
Advances for licensed content	—	1,536	20.6
Produced content, net
Released, less amortization	844	1,927	25.9
Completed and not released	116	—	—
In production and in development	1,121	2,464	33.3
Total	7,963	13,767	185.3
Less current content assets, net	499	—	—
Content assets, net	7,464	13,767	185.3

The following table represents the amortization of content assets:

	2019	2020	2021	2021
	RUB	RUB	RUB	$
Licensed content	1,045	2,625	5,904	79.5
Produced content	122	388	482	6.5
Total amortization of content assets	1,167	3,013	6,386	86.0

As of December 31, 2021, the estimated amortization expense of unamortized cost of content assets over the next three years is as follows:

	Licensed	Produced	Total
	content	content	content assets
	RUB	RUB	RUB	$
2022	4,264	562	4,826	65.0
2023	1,891	581	2,472	33.3
2024	775	542	1,317	17.7
Total	6,930	1,685	8,615	116.0